Non-Public

                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Sept 30th, 2010

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: TradeLink LLC
Address:  71 S. Wacker Dr. Suite 1900 Chicago, IL 60606

13 File Number: 028-12778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name: Terry J. Regas
Title: Director of Compliance
Phone: 312-264-2000
Signature, Place and Date of Signing: Terry J. Regas
71 S. Wacker Dr. Suite 1900 Chicago, IL 60606. 11/11/10



Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total: 13

Form 13F Information Table Value Total: 52229

                                                                FORM 13F INFORMATION TABLE
                                                                VALUE   SHARES/ SH/    PUT/     INVSTMT OTHER   VOTING AUTH
NAME OF ISSUER                TITLE OF CLASS    CUSIP          (x1000)  PRN AMT PRN    CALL     DISC	MAN.    SOLE  SHARED NONE
-------------------           ----------------  --------       -------- ------  --     ---      ----    ------- ------- ---
Genvec Inc			Common Stock	37246C109	6	10000	SH 		Sole	0	Sole
Evergreen Solar Inc		Common Stock	30033R108	7	10000	SH 		Sole	0	Sole
Ballard Power Systems Inc.	Common Stock	05858H104	25	15000	SH 		Sole	0	Sole
BioCryst Pharmaceuticals Inc	Common Stock	09058V103	59	12000	SH 		Sole	0	Sole
Sprott Physical Gold Trust	Unit		85207H104	115	10000	SH 		Sole	0	Sole
ProShares UltraShrt S&P 500 ETF	Common Stock	74347R883	296	10000	SH 		Sole	0	Sole
Market Vectors Jr Gld Miners	JRGLDMINERS ETF	57060U589	334	10000	SH 		Sole	0	Sole
Market Vectors Renminbi/USD ETN	Common Stock	61747W257	284	7000	SH 		Sole	0	Sole
Market Vectors Gold Miners ETF	GOLD MINER ETF	57060U100	447	8000	SH 		Sole	0	Sole
iShares Silver Trust ETF	Option 		46428Q909	852	7693		Call	Sole	0	Sole
iShares Silver Trust		ISHARES		46428Q109	18605	873043	SH		Sole	0	Sole
S&P 500				Option		464287900	20339	7681		Call	Sole	0	Sole
S&P 500				Option 		464287950	10861	10229		Put	Sole	0	Sole






S REPORT SUMMARY                13 DATA RECORDS          52229     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


Non-Public